Earnings Per Share - Disclosure of Calculations of Basic Earnings Per Share (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Profit attributable to owners of the Company	₺ 2,021,065	₺ 1,979,129	₺ 1,492,088
Weighted average number of shares	2,184,750,233	2,193,184,437	2,193,184,437
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.93	₺ 0.90	₺ 0.68
Profit from continuing operations attributable to owners of the Company	₺ 2,021,065	₺ 1,979,129	₺ 1,534,252
Weighted average number of shares	2,184,750,233	2,193,184,437	2,193,184,437
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company	₺ 0.93	₺ 0.90	₺ 0.70